UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4054

Oppenheimer AMT - Free New York Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/29/2012

Item 1.	Schedule of Investments.

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes–114.7%
New York–87.0%
$700,000	Albany County, NY IDA (Albany College of Pharmacy)	5.625%	12/01/2034	$717,857
200,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	191,020
125,000	Albany County, NY IDA (Wildwood Programs)	5.000	07/01/2026	115,049
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.375	07/01/2026	542,115
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.625	07/01/2031	540,120
1,000,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.875	07/01/2041	1,087,000
2,900,000	Albany, NY IDA (Albany Law School)	5.000	07/01/2031	2,980,040
560,000	Albany, NY IDA (Albany Law School)	5.000	07/01/2037	570,914
285,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2027	280,597
150,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2032	144,875
100,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2037	93,658
14,325,885	Albany, NY IDA (Charitable Leadership)	5.750	07/01/2026	7,192,884
987,992	Albany, NY IDA (Charitable Leadership)	6.000	07/01/2019	495,893
100,000	Albany, NY IDA (New Covenant Charter School)[1]	7.000	05/01/2025	22,500
670,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	657,270
500,000	Albany, NY IDA (Sage Colleges)	5.300	04/01/2029	454,430
1,000,000	Albany, NY IDA (St. Peter’s Hospital)	5.500	11/15/2027	1,090,370
1,380,000	Albany, NY IDA, Series B	5.750	11/15/2032	1,519,932
1,365,000	Albany, NY IDA, Series D	5.750	11/15/2027	1,511,901
4,545,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200	01/01/2040	4,144,540
20,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)	5.250	08/01/2031	20,107
5,895,000	Brookhaven, NY IDA (Alternatives for Children)	7.550	02/01/2033	6,445,947
9,235,000	Brookhaven, NY IDA (Dowling College)	6.750	11/01/2032	9,392,087
350,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2030	344,344
250,000	Broome County, NY IDA (University Plaza)	5.200	08/01/2036	238,438
270,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	5.375	10/01/2041	303,437
130,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	6.000	10/01/2031	155,347
140,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000	08/01/2032	153,780
300,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750	11/01/2030	298,293
25,000	Canandaigua & Bristol, NY GO	5.000	12/15/2027	26,907
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2028	32,180
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2029	32,119
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2030	32,119
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2031	37,436
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2032	37,454
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2033	37,472
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2034	42,825
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2035	42,743
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2036	47,994
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2037	47,948
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2038	53,098
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2039	52,997
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2040	58,185
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2041	58,157

1	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$60,000	Canandaigua & Bristol, NY GO	5.000%	12/15/2042	$63,293
200,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.000	05/01/2023	207,042
520,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.100	05/01/2031	529,937
1,185,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000	01/01/2021	1,186,541
130,000	Coeymans, NY Fire District	5.000	10/15/2024	137,883
135,000	Coeymans, NY Fire District	5.000	10/15/2025	143,034
140,000	Coeymans, NY Fire District	5.000	10/15/2026	148,240
1,040,000	Colonie, NY GO	6.000	04/01/2032	1,170,083
840,000	Colonie, NY GO	6.000	04/01/2033	942,740
15,000	Deerfield, NY GO	5.500	06/15/2021	16,146
15,000	Deerfield, NY GO	5.500	06/15/2022	16,069
15,000	Deerfield, NY GO	5.500	06/15/2023	15,948
15,000	Deerfield, NY GO	5.500	06/15/2024	15,926
20,000	Deerfield, NY GO	5.500	06/15/2025	21,187
20,000	Deerfield, NY GO	5.600	06/15/2026	21,157
20,000	Deerfield, NY GO	5.600	06/15/2027	21,127
20,000	Deerfield, NY GO	5.600	06/15/2028	21,082
25,000	Deerfield, NY GO	5.600	06/15/2029	26,297
25,000	Deerfield, NY GO	5.600	06/15/2030	26,297
25,000	Deerfield, NY GO	5.600	06/15/2031	26,279
25,000	Deerfield, NY GO	5.600	06/15/2032	26,288
30,000	Deerfield, NY GO	5.600	06/15/2033	31,545
30,000	Deerfield, NY GO	5.600	06/15/2034	31,523
30,000	Deerfield, NY GO	5.600	06/15/2035	31,490
35,000	Deerfield, NY GO	5.600	06/15/2036	36,686
36,135,000	Dutchess County, NY IDA (Bard College)	5.000	08/01/2046	37,538,122
8,085,000	Dutchess County, NY IDA (Elant Fishkill)	5.250	01/01/2037	7,230,901
570,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)	6.000	10/01/2030	591,905
250,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.250	07/01/2025	283,583
300,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750	07/01/2030	335,988
100,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750	07/01/2040	109,840
1,230,000	East Hampton, NY Town Hsg. Authority	6.500	05/01/2034	1,443,479
265,000	Erie County, NY IDA (Buffalo City School District)	5.250	05/01/2030	303,560
225,000	Erie County, NY IDA (Buffalo City School District)	5.250	05/01/2031	257,000
135,000	Erie County, NY IDA (Buffalo City School District)	5.250	05/01/2032	153,315
500,000	Erie County, NY IDA (Charter School Applied Tech)	6.875	06/01/2035	525,960
1,200,000	Erie County, NY IDA (DePaul Properties)	5.750	09/01/2028	1,200,060
130,000	Erie County, NY IDA (DePaul Properties)	6.500	09/01/2018	133,985
195,000	Erie County, NY IDA (Global Concepts Charter School)	6.250	10/01/2037	195,201
5,600,000	Erie County, NY IDA (Medaille College)	7.625	04/01/2035	5,906,208
350,000	Erie County, NY IDA (Orchard Park CCRC)	5.000	11/15/2014	356,654
1,485,000	Erie County, NY IDA (Orchard Park CCRC)	5.125	11/15/2016	1,518,947
3,300,000	Erie County, NY IDA (The Episcopal Church Home)	5.875	02/01/2018	3,304,488
1,880,000	Erie County, NY IDA (The Episcopal Church Home)	6.000	02/01/2028	1,881,391

2	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$36,405,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000%		06/01/2038	$27,890,963
29,515,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2045	21,690,574
55,500,000	Erie County, NY Tobacco Asset Securitization Corp.	6.875	[2]	06/01/2050	1,421,910
92,000,000	Erie County, NY Tobacco Asset Securitization Corp.	9.607	[2]	06/01/2055	966,920
110,000	Essex County, NY IDA (North Country Community College Foundation)	5.300		06/01/2035	113,704
60,000	Franklin County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	62,864
815,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000		12/01/2027	800,363
70,000	Hempstead Village, NY GO	5.000		09/15/2025	73,811
70,000	Hempstead Village, NY GO	5.000		09/15/2026	73,657
50,000	Hempstead, NY IDA (Hofstra University)	5.000		07/01/2033	50,713
410,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500		11/01/2038	394,814
4,940,000	Hempstead, NY IDA (WORCA)	6.900		08/01/2033	4,966,775
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.750		07/01/2039	1,096,720
1,790,000	Herkimer County, NY IDA (Herkimer County College Foundation)	6.250		08/01/2034	1,812,572
8,045,000	Hudson Yards, NY Infrastructure Corp.	5.000		02/15/2047	8,410,806
3,400,000	Hudson Yards, NY Infrastructure Corp.	5.000		02/15/2047	3,554,598
5,600,000	Hudson Yards, NY Infrastructure Corp.	5.750		02/15/2047	6,443,304
2,420,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250		12/01/2031	2,329,395
280,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250		12/01/2031	269,517
5,000,000	L.I., NY Power Authority	6.000		05/01/2033	5,953,350
1,500,000	L.I., NY Power Authority, Series A3	5.000		09/01/2037	1,641,990
9,000,000	L.I., NY Power Authority, Series A	5.000		05/01/2038	9,786,330
10,000,000	L.I., NY Power Authority, Series A3	5.000		09/01/2042	10,885,200
4,850,000	L.I., NY Power Authority, Series A	5.750		04/01/2039	5,578,276
5,000,000	L.I., NY Power Authority, Series A	6.250		04/01/2033	6,007,050
2,000,000	L.I., NY Power Authority, Series B3	5.000		09/01/2029	2,248,420
415,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000		06/01/2040	420,287
5,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.000		05/01/2013	5,062
15,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.750		05/01/2023	15,101
350,000	Monroe County, NY IDA (Rochester Institute of Technology)	5.250		04/01/2019	350,182
705,000	Monroe County, NY IDA (Rochester Institute of Technology)	5.375		04/01/2029	705,169
200,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	139,496
400,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	304,600
150,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.000		10/01/2026	164,885
75,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.250		10/01/2031	83,014
325,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.500		10/01/2041	354,887
150,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.625		06/01/2026	165,294
250,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000		06/01/2034	275,560

3	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$10,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[4]	5.500%		08/15/2040	$11,322,700
4,475,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[4]	5.750		08/15/2035	5,357,179
302,900,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[2]	06/01/2061	1,520,558
1,000,000	Monroe, NY Newpower Corp	5.625		01/01/2026	1,018,550
4,000,000	Monroe, NY Newpower Corp.	5.500		01/01/2034	4,030,360
500,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	500,080
385,000	Nassau County, NY IDA (ALIA-ACDS)	6.125		09/01/2018	385,466
1,820,000	Nassau County, NY IDA (ALIA-AP)	7.000		09/01/2028	1,840,894
540,000	Nassau County, NY IDA (ALIA-CMA)	6.125		09/01/2018	540,653
595,000	Nassau County, NY IDA (ALIA-CSMR)	6.125		09/01/2018	595,720
380,000	Nassau County, NY IDA (ALIA-EFLI)	6.125		09/01/2018	380,460
235,000	Nassau County, NY IDA (ALIA-HAII)	6.125		09/01/2018	235,284
340,000	Nassau County, NY IDA (ALIA-NCMRS)	6.125		09/01/2018	340,411
180,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	117,565
4,330,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	2,750,026
185,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	178,268
2,485,000	Nassau County, NY IDA (Hispanic Counseling Center)	7.625		06/01/2033	2,554,307
35,000	Nassau County, NY IDA (Life’s WORCA)	5.950		11/01/2022	34,173
70,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	67,453
475,000	Nassau County, NY IDA, Series A-B	6.000		07/01/2021	468,450
26,655,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	18,592,396
85,990,000	Nassau County, NY Tobacco Settlement Corp.	6.151	[2]	06/01/2046	3,274,499
60,000,000	Nassau County, NY Tobacco Settlement Corp.	6.763	[2]	06/01/2060	363,000
37,830,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	27,017,051
2,500,000	Niagara County, NY IDA (American Ref-Fuel Company)	5.550		11/15/2024	2,535,050
575,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	583,240
555,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2034	531,080
385,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2040	361,842
70,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	72,970
100,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2035	106,762
150,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	159,768
1,185,000	NY Counties Tobacco Trust I	6.500		06/01/2035	1,161,430
14,670,000	NY Counties Tobacco Trust II (TASC)	5.625		06/01/2035	12,324,267
100,000	NY Counties Tobacco Trust II (TASC)	5.750		06/01/2043	80,154
5,120,000	NY Counties Tobacco Trust III	6.000		06/01/2043	5,122,611
850,000	NY Counties Tobacco Trust IV	5.000		06/01/2038	630,947
5,905,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2042	4,085,788
11,240,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2045	7,315,554
3,500,000	NY Counties Tobacco Trust IV (TASC)	6.250		06/01/2041	3,535,385
84,200,000	NY Counties Tobacco Trust V	6.850	[2]	06/01/2055	1,084,496

4	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$334,000,000	NY Counties Tobacco Trust V	7.850%[2]	06/01/2060	$1,676,680
4,910,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)	5.625	01/15/2046	5,563,423
30,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125	01/15/2044	32,801,700
20,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.625	01/15/2046	22,661,600
10,610,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)	5.250	10/01/2035	11,922,245
235,000	NY MTA, Series 2008C	6.500	11/15/2028	301,181
1,200,000	NY MTA, Series A	5.250	11/15/2038	1,349,748
2,675,000	NY MTA, Series B	5.000	11/15/2033	2,868,001
2,810,000	NY MTA, Series C	5.000	11/15/2027	3,198,960
6,140,000	NY MTA, Series D3	5.000	11/15/2030	6,551,441
5,000,000	NY MTA, Series D	5.000	11/15/2031	5,588,600
350,000	NY MTA, Series D3	5.000	11/15/2032	391,948
1,000,000	NY MTA, Series D	5.000	11/15/2034	1,094,760
6,500,000	NY MTA, Series D	5.000	11/15/2036	7,139,860
2,450,000	NY MTA, Series D-1	5.000	11/01/2028	2,774,356
7,580,000	NY Seneca Nation Indians Capital Improvements	5.000	12/01/2023	7,663,001
2,000,000	NY Seneca Nation Indians Capital Improvements	5.250	12/01/2016	2,043,380
1,500,000	NY TSASC, Inc. (TFABs)	5.000	06/01/2026	1,431,855
80,000,000	NY TSASC, Inc. (TFABs)	5.125	06/01/2042	57,679,200
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250	11/01/2042	5,010,600
6,200,000	NYC GO	5.000	08/01/2032	7,106,812
700,000	NYC GO	5.000	08/01/2035	788,375
11,000,000	NYC GO4	5.125	03/01/2026	12,554,850
60,000	NYC GO	5.300	01/15/2026	61,411
5,000	NYC GO	5.375	08/01/2027	5,019
15,000,000	NYC GO4	5.375	04/01/2036	17,059,950
15,000	NYC GO	5.500	11/15/2037	15,062
20,000,000	NYC GO4	5.625	11/15/2031	23,311,855
45,000	NYC GO	6.000	05/15/2022	45,205
124,248	NYC HDC (Cadman Towers)	6.500	11/15/2018	124,675
35,006	NYC HDC (Corlear)	6.500	11/15/2018	36,923
450,000	NYC HDC (Multifamily Hsg.)	5.500	11/01/2034	490,995
410,000	NYC HDC (Multifamily Hsg.)	5.550	11/01/2039	445,883
1,590,000	NYC HDC (Multifamily Hsg.)	5.700	11/01/2046	1,735,437
15,000	NYC HDC (Multifamily Hsg.), Series E	6.250	05/01/2036	15,025
103,179	NYC HDC (St. Martin Tower)	6.500	11/15/2018	103,534
5,000,000	NYC Health & Hospital Corp. (Health System)	5.000	02/15/2030	5,563,550
60,000	NYC IDA (Assoc. for Metro Area Autistic Children)	4.500	07/01/2021	60,131
2,760,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	2,792,623
500,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	509,280
2,100,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	2,112,600
500,000	NYC IDA (Calhoun School)	6.625	12/01/2034	537,050
6,000,000	NYC IDA (Calhoun School)	6.625	12/01/2034	6,332,520
960,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	998,141
625,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	598,494
875,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	837,891
3,240,000	NYC IDA (Chapin School)	5.000	11/01/2038	3,255,066
150,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	152,951

5	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$350,000	NYC IDA (Comprehensive Care Management)	6.125%	11/01/2035	$351,684
780,000	NYC IDA (Eger Harbor House)	5.875	05/20/2044	824,429
725,000	NYC IDA (Family Support Systems)[1]	7.500	11/01/2034	452,625
1,625,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	1,530,604
455,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	457,011
4,000,000	NYC IDA (Lycee Francais De New York)	6.800	06/01/2028	4,093,440
420,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	420,139
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	212,264
1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	1,030,996
2,300,000	NYC IDA (Montefiore Medical Center Corp.)	5.125	11/01/2035	2,303,197
6,045,000	NYC IDA (Mount St. Vincent)	5.250	06/01/2036	6,047,358
1,375,000	NYC IDA (Polytechnic University)	5.250	11/01/2027	1,472,515
1,500,000	NYC IDA (Polytechnic University)	5.250	11/01/2037	1,577,175
2,070,000	NYC IDA (PSCH)	6.375	07/01/2033	2,080,309
750,000	NYC IDA (Queens Baseball Stadium)	5.000	01/01/2031	754,800
5,500,000	NYC IDA (Queens Baseball Stadium)	5.000	01/01/2039	5,475,965
7,775,000	NYC IDA (Queens Baseball Stadium)	5.000	01/01/2046	7,663,040
750,000	NYC IDA (Reece School)	7.500	12/01/2037	782,678
230,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650	07/01/2023	230,842
756,500	NYC IDA (Studio School)	7.000	11/01/2038	496,067
5,345,000	NYC IDA (The Child School)	7.550	06/01/2033	5,466,759
945,000	NYC IDA (Tides Two Rivers Foundation)	5.650	12/01/2039	773,369
3,500,000	NYC IDA (Unicef)	5.300	11/01/2038	3,515,470
5,600,000	NYC IDA (Urban Resource Institute)	7.375	11/01/2033	5,615,624
785,000	NYC IDA (Vaughn College Aeronautics)	5.000	12/01/2021	810,301
545,000	NYC IDA (Vaughn College Aeronautics)	5.000	12/01/2021	562,565
2,280,000	NYC IDA (Vaughn College Aeronautics)	5.250	12/01/2036	2,264,382
5,600,000	NYC IDA (Vocational Instruction)[1]	7.750	02/01/2033	3,113,320
2,525,000	NYC IDA (Yankee Stadium)	7.000	03/01/2049	3,001,165
2,700,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	2,604,339
45,000	NYC IDA (YMCA of Greater New York)	5.800	08/01/2016	45,225
5,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2027	5,570,450
4,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2032	4,568,760
1,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2035	1,037,940
20,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2037	22,117,981
500,000	NYC Municipal Water Finance Authority	5.000	06/15/2038	518,970
700,000	NYC Municipal Water Finance Authority	5.000	06/15/2039	748,041
40,000,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2040	45,847,600
5,000,000	NYC Municipal Water Finance Authority	5.500	06/15/2043	5,820,300
20,000,000	NYC Transitional Finance Authority[4]	5.000	01/15/2034	21,778,200
5,500,000	NYC Transitional Finance Authority	5.000	02/01/2035	6,161,430
5,500,000	NYC Transitional Finance Authority (Building Aid)	5.250	07/15/2037	6,252,015
300,000	NYC Transitional Finance Authority (Building Aid)	5.500	01/15/2039	341,109
10,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2034	11,359,400
15,000	NYS DA (Audit & Control)	5.000	04/01/2029	15,044
1,250,000	NYS DA (Catholic Health System)[3]	4.750	07/01/2039	1,243,400
300,000	NYS DA (Catholic Health System)[3]	4.750	07/01/2039	298,416
125,000	NYS DA (Catholic Health System)[3]	5.000	07/01/2032	130,349

6	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)	5.250%	07/01/2027	$7,289,548
3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)	5.250	07/01/2028	4,267,138
750,000	NYS DA (Highland Hospital of Rochester)	5.000	07/01/2026	816,210
750,000	NYS DA (Highland Hospital of Rochester)	5.200	07/01/2032	817,193
550,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2021	586,850
830,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2031	884,423
920,000	NYS DA (Interagency Council)	7.000	07/01/2035	955,954
2,000,000	NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)	5.500	05/01/2037	2,244,540
365,000	NYS DA (Manhattan College)	5.300	07/01/2037	374,665
1,360,000	NYS DA (New York Methodist Hospital)	5.250	07/01/2024	1,399,059
1,000,000	NYS DA (North Shore L.I. Jewish Obligated Group)[3]	5.000	05/01/2039	1,059,330
150,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.000	05/01/2041	161,474
1,500,000	NYS DA (NYU)	5.000	07/01/2037	1,697,355
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)	5.000	11/01/2026	309,621
20,000,000	NYS DA (Personal Income Tax)[4]	5.000	03/15/2037	21,611,800
1,990,000	NYS DA (Providence Rest)	5.000	07/01/2035	1,703,699
3,525,000	NYS DA (Providence Rest)	5.125	07/01/2030	3,228,125
340,000	NYS DA (Providence Rest)	5.250	07/01/2025	328,804
650,000	NYS DA (Rochester General Hospital)	5.000	12/01/2035	652,912
300,000	NYS DA (Rochester Institute of Technology)	5.000	07/01/2040	328,005
70,000	NYS DA (Sarah Neuman Nursing Home)	5.500	08/01/2037	70,099
250,000	NYS DA (School District Bond Financing Program), Series C	7.250	10/01/2028	313,663
360,000	NYS DA (School District Bond Financing Program), Series C	7.375	10/01/2033	447,689
200,000	NYS DA (School District Bond Financing Program), Series C	7.500	04/01/2039	247,688
500,000	NYS DA (St. Joseph’s College)	5.250	07/01/2035	547,650
95,000	NYS DA (St. Joseph’s Hospital Health Center)	5.250	07/01/2018	95,160
20,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	21,463,600
20,000,000	NYS DA (State Personal Income Tax Authority)[4]	5.750	03/15/2036	23,675,237
3,000,000	NYS DA (State University Educational Facilities)	5.000	05/15/2029	3,472,020
1,000,000	NYS DA (State University Educational Facilities)	5.000	05/15/2030	1,155,500
2,000,000	NYS DA (State University of New York)	5.000	07/01/2035	2,250,580
560,000	NYS DA (The Bronx-Lebanon Hospital Center)	6.250	02/15/2035	657,782
1,000,000	NYS DA (The New School)	5.000	07/01/2031	1,104,840
1,070,000	NYS DA (Winthrop University Hospital)	5.500	07/01/2023	1,090,009
100,000	NYS DA (Winthrop University Hospital/SNCH Obligated Group)	5.500	07/01/2032	101,301
360,000	NYS DA (Yeshiva University)	5.000	11/01/2031	400,410
2,040,000	NYS DA (Yeshiva University)	5.125	07/01/2029	2,125,190
5,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)	5.000	06/15/2036	5,694,200
5,000	NYS EFC (NYS Water Services)	6.600	09/15/2012	5,027
20,000	NYS HFA (Affordable Hsg.)	5.450	11/01/2040	21,423
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.000	11/15/2031	5,609,850
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750	11/15/2051	5,743,750
2,500,000	NYS Liberty Devel. Corp. (7 World Trade Center)	5.000	09/15/2040	2,800,900
2,500,000	NYS Liberty Devel. Corp. (7 World Trade Center)	5.000	09/15/2043	2,704,625
1,000,000	NYS Power Authority	5.000	11/15/2038	1,135,690

7	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$1,350,000	NYS Thruway Authority[3]	5.000%		01/01/2032	$1,505,034
1,250,000	NYS Thruway Authority	5.000		04/01/2032	1,441,175
3,750,000	NYS Thruway Authority[3]	5.000		01/01/2037	4,107,788
2,330,000	NYS Urban Development Corporation (State Personal Income Tax Authority)	5.000		03/15/2037	2,517,775
295,000	NYS Urban Development Corporation (Subordinated Lien)	5.500		07/01/2022	296,015
225,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300		03/15/2019	224,793
55,000	Onondaga County, NY IDA (Salina Free Library)	5.500		12/01/2022	56,709
2,250,000	Onondaga County, NY Trust Cultural Resource Revenue (Syracuse University)	5.000		12/01/2036	2,542,950
1,615,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.200		07/01/2029	1,727,808
1,810,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.375		07/01/2040	1,941,243
535,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)	5.250		12/01/2041	576,810
665,000	Orange County, NY IDA (Glen Arden)	5.625		01/01/2018	606,793
275,000	Orange County, NY IDA (Glen Arden)	5.700		01/01/2028	220,404
9,190,000	Otsego County, NY IDA (Hartwick College)	5.900		07/01/2022	9,191,746
5,000,000	Port Authority NY/NJ, 166th Series	5.250		07/15/2036	5,779,100
115,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)	5.000		03/01/2036	118,826
2,680,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.625		06/01/2035	2,340,524
2,000,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.750		06/01/2043	1,742,780
415,000	Rensselaer County, NY Water Service Sewer Authority	5.350		09/01/2047	448,769
6,810,000	Rensselaer, NY City School District COP	5.000		06/01/2026	7,081,787
1,200,000	Rensselaer, NY City School District COP	5.000		06/01/2036	1,221,528
1,060,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625		08/15/2035	979,811
3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.750		08/15/2043	2,890,629
101,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.252	[2]	08/15/2045	4,125,850
53,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.637	[2]	08/15/2050	1,331,360
50,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.676	[2]	08/15/2060	251,000
230,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)	5.125		12/01/2027	240,394
105,000	Seneca County, NY IDA (New York Chiropractic College)	5.000		10/01/2027	109,622
45,000	Sodus Village, NY GO	5.000		05/15/2032	48,831
45,000	Sodus Village, NY GO	5.000		05/15/2033	48,810
45,000	Sodus Village, NY GO	5.000		05/15/2034	48,789
45,000	Sodus Village, NY GO	5.000		05/15/2035	48,746
45,000	Sodus Village, NY GO	5.000		05/15/2036	48,682
45,000	Sodus Village, NY GO	5.000		05/15/2037	48,640
4,780,000	SONYMA, Series 161[4]	5.875		10/01/2039	5,233,140

8	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$240,000	St. Lawrence County, NY IDA (Clarkson University)	5.000%		09/01/2041	$257,983
100,000	St. Lawrence County, NY IDA (Clarkson University)	6.000		09/01/2034	117,873
810,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	6.250		10/01/2040	868,944
2,050,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)	5.000		07/01/2028	2,300,080
1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)	6.000		12/01/2040	1,089,880
625,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375		12/01/2040	663,944
95,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500		11/01/2037	91,543
70,000	Suffolk County, NY IDA (ALIA-DDI)	5.950		10/01/2021	70,280
35,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950		11/01/2022	34,173
4,000,000	Suffolk County, NY IDA (ALIA-IGHL)	7.250		12/01/2033	4,067,360
390,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500		11/01/2037	375,808
8,515,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	7,489,453
150,000	Suffolk County, NY IDA (Dowling College)	6.700		12/01/2020	150,083
340,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375		01/01/2027	320,861
685,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.500		01/01/2037	618,610
9,000,000	Suffolk County, NY IDA (Jefferson’s Ferry)	5.000		11/01/2028	9,129,690
1,000,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550		02/01/2034	1,136,040
620,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	636,275
210,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	210,309
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)	5.000		03/01/2026	1,028,090
5,985,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.000		11/01/2035	5,876,552
505,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	505,768
185,000	Suffolk County, NY IDA (Southampton Hospital Assoc.)	7.250		01/01/2020	185,204
215,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	199,152
750,000	Suffolk County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2032	769,148
700,000	Suffolk County, NY Tobacco Asset Securitization Corp.	5.250		06/01/2037	722,652
6,350,000	Suffolk, NY Tobacco Asset Securitization Corp.	0.000	[5]	06/01/2044	5,678,297
7,155,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	6,197,303
1,500,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	1,210,350
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[2]	06/01/2048	489,510
408,000	Sullivan County, NY Community College COP[1]	5.750		08/15/2025	360,407
185,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	180,762
175,000	Tompkins County, NY IDA (Kendal at Ithaca)	5.500		07/01/2024	175,053
6,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.000		09/01/2030	6,720,126
1,000,000	Ulster County, NY IDA (Kingston Regional Senior Living Corp.)	6.000		09/15/2042	693,020

9	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$15,000	Ulster County, NY IDA (Mid-Hudson Family Health Institute)	5.300%	07/01/2016	$15,051
3,715,000	Utica, NY IDA (Utica College Civic Facility)	5.750	08/01/2028	3,716,858
1,250,000	Utica, NY IDA (Utica College Civic Facility)	6.750	12/01/2021	1,277,150
30,000	Voorheesville, NY GO	5.000	02/15/2023	33,139
35,000	Voorheesville, NY GO	5.000	02/15/2024	38,377
35,000	Voorheesville, NY GO	5.000	02/15/2025	38,248
35,000	Voorheesville, NY GO	5.000	02/15/2026	38,248
40,000	Voorheesville, NY GO	5.000	02/15/2027	43,621
40,000	Voorheesville, NY GO	5.000	02/15/2028	43,512
40,000	Voorheesville, NY GO	5.000	02/15/2029	43,458
45,000	Voorheesville, NY GO	5.000	02/15/2030	48,850
45,000	Voorheesville, NY GO	5.000	02/15/2031	48,708
50,000	Voorheesville, NY GO	5.000	02/15/2032	54,143
50,000	Voorheesville, NY GO	5.000	02/15/2033	54,166
55,000	Voorheesville, NY GO	5.000	02/15/2034	59,557
55,000	Voorheesville, NY GO	5.000	02/15/2035	59,508
60,000	Voorheesville, NY GO	5.000	02/15/2036	64,810
60,000	Voorheesville, NY GO	5.000	02/15/2037	64,757
4,410,000	Westchester County, NY Healthcare Corp., Series A	5.000	11/01/2030	4,734,620
3,300,000	Westchester County, NY Healthcare Corp., Series B	5.125	11/01/2041	3,495,657
3,000,000	Westchester County, NY Healthcare Corp., Series B	6.125	11/01/2037	3,467,640
3,335,000	Westchester County, NY IDA (EBC White Plains)	8.000	11/01/2043	3,634,049
3,330,000	Westchester County, NY IDA (EBC White Plains)	8.000	11/01/2043	3,628,601
3,335,000	Westchester County, NY IDA (EBC White Plains)[3]	8.000	11/01/2043	3,634,049
370,000	Westchester County, NY IDA (Field Home)	6.500	08/15/2022	373,778
250,000	Westchester County, NY IDA (Guiding Eyes for the Blind)	5.375	08/01/2024	261,725
1,560,000	Westchester County, NY IDA (Rippowam-Cisqua School)	5.750	06/01/2029	1,561,295
320,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2013	331,434
600,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	619,980
300,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.000	06/01/2026	295,554
10,790,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125	06/01/2045	8,828,270
915,000	Yates County, NY IDA (Soldiers & Sailors Memorial Hospital)	6.000	02/01/2041	975,719
150,000	Yonkers, NY EDC (Charter School of Educational Excellence)	6.250	10/15/2040	154,877
950,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000	06/01/2029	1,078,298
4,000,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000	06/01/2041	4,462,800
300,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B	6.150	03/01/2015	300,285

				1,131,413,319

U.S. Possessions–27.7%
10,000,000	Guam GO	5.000	11/15/2023	10,164,300
1,465,000	Guam GO	5.250	11/15/2037	1,471,094
850,000	Guam GO	6.750	11/15/2029	943,543
10,925,000	Guam GO	7.000	11/15/2039	12,187,165
1,200,000	Guam Government Business Privilege	5.000	01/01/2031	1,309,488

10	Oppenheimer AMT-Free New York Municipals

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$2,000,000	Guam Government Waterworks Authority & Wastewater System	5.625%	07/01/2040	$2,033,080
2,525,000	Guam Government Waterworks Authority & Wastewater System	5.875	07/01/2035	2,574,743
1,000,000	Guam Government Waterworks Authority & Wastewater System	6.000	07/01/2025	1,028,710
4,165,000	Guam Power Authority, Series A	5.125	10/01/2029	4,165,666
9,380,000	Guam Power Authority, Series A	5.250	10/01/2034	9,380,938
1,400,000	Guam Power Authority, Series A	5.500	10/01/2030	1,466,038
1,200,000	Guam Power Authority, Series A	5.500	10/01/2040	1,242,540
730,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2017	694,354
1,955,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	1,759,187
200,000	Northern Mariana Islands Commonwealth, Series A	6.750	10/01/2033	198,568
5,000,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2042	4,981,250
6,280,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	6,610,642
790,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	828,671
21,210,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	24,963,322
15,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	14,999
8,400,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	8,399,328
19,500,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	19,498,245
4,595,000	Puerto Rico Commonwealth GO	5.250	07/01/2031	4,687,038
1,980,000	Puerto Rico Commonwealth GO	5.250	07/01/2032	2,008,156
485,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	543,680
31,225,000	Puerto Rico Commonwealth GO	5.500	07/01/2032	33,402,632
1,500,000	Puerto Rico Commonwealth GO	5.625	07/01/2033	1,573,260
8,000,000	Puerto Rico Commonwealth GO	5.750	07/01/2036	8,421,920
5,000,000	Puerto Rico Electric Power Authority, Series A	5.000	07/01/2042	5,009,750
3,445,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2022	3,828,463
5,450,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2024	5,940,010
5,735,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2025	6,230,103
3,410,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2027	3,644,131
5,670,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2028	6,025,622
1,945,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2029	2,065,648
5,000,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2030	5,251,450
2,155,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2031	2,261,910
355,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	356,189
500,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	512,945
2,150,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2030	2,383,770
5,000	Puerto Rico Highway & Transportation Authority, Series A	5.000	07/01/2038	4,953
7,405,000	Puerto Rico Highway & Transportation Authority, Series K	5.000	07/01/2030	7,461,426
225,000	Puerto Rico Highway & Transportation Authority, Series N	5.250	07/01/2039	232,436
4,000,000	Puerto Rico Infrastructure	5.000	07/01/2041	3,954,680
725,000	Puerto Rico Infrastructure	5.500	07/01/2024	810,253
15,000,000	Puerto Rico Infrastructure	5.650[2]	07/01/2029	5,952,000
4,600,000	Puerto Rico Infrastructure	7.460[2]	07/01/2030	1,702,552
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	2,594,050
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	201,522
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	1,070,168
130,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	130,436

11	Oppenheimer AMT-Free New York Municipals

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$190,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375%	04/01/2042	$190,771
105,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2022	105,221
4,305,000	Puerto Rico ITEMECF (Polytechnic University)	5.000	08/01/2022	4,306,378
1,500,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.250	09/01/2031	1,500,825
10,000	Puerto Rico Public Buildings Authority	5.125	07/01/2022	10,017
810,000	Puerto Rico Public Buildings Authority	5.250	07/01/2029	818,351
1,400,000	Puerto Rico Public Buildings Authority	6.500	07/01/2030	1,610,616
3,500,000	Puerto Rico Public Buildings Authority	6.750	07/01/2036	4,100,495
1,000,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	1,096,460
3,150,000	Puerto Rico Public Buildings Authority	7.000	07/01/2025	3,405,056
5,000,000	Puerto Rico Public Finance Corp., Series B	5.500	08/01/2031	5,344,400
34,995,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250	08/01/2057	36,627,167
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.950[2]	08/01/2056	1,439,820
25,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100[2]	08/01/2044	4,000,250
27,615,000	Puerto Rico Sales Tax Financing Corp., Series A	6.130[2]	08/01/2043	4,705,320
18,120,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160[2]	08/01/2036	4,567,871
277,125,000	Puerto Rico Sales Tax Financing Corp., Series A	6.580[2]	08/01/2054	23,464,174
13,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750	08/01/2057	14,315,080
26,550,000	Puerto Rico Sales Tax Financing Corp., Series C	6.190[2]	08/01/2038	5,802,237
1,000,000	University of Puerto Rico	5.000	06/01/2025	1,022,560
5,925,000	University of Puerto Rico, Series Q	5.000	06/01/2030	5,990,945
1,700,000	University of Puerto Rico, Series Q	5.000	06/01/2036	1,708,017

				360,309,055

Total Investments, at Value (Cost $1,508,005,984) - 114.7%				1,491,722,374
Liabilities in Excess of Other Assets - (14.7)				(191,694,649)

Net Assets - 100.0%				$1,300,027,725

Footnotes to Statement of Investments

*	June 29, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
1.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
2.	Zero coupon bond reflects effective yield on the date of purchase.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 29, 2012. See accompanying Notes.
4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning, Inc.
CCRC	Continuing Care Retirement Community
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
EFLI	Epilepsy Foundation of L.I., Inc.
FIT	Fashion Institute of Technology
GO	General Obligation
HAII	Homes Anew II, Inc.
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NCMRS	Nassau Community Mental Retardation Services Company
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
ROLs	Residual Option Longs
SNCH	South Nassau Communities Hospital
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UVBH	United Veteran’s Beacon House
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 29, 2012, the Fund’s maximum exposure under such agreements is estimated at $132,405,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 29, 2012, municipal bond holdings with a value of $316,276,039 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $180,490,000 in short-term floating rate securities issued and outstanding at that date.

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

At June 29, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$2,240,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	10.840%	8/15/35	$3,122,179
5,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester) ROLs[3]	10.343	8/15/40	6,322,700
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) ROLs[3]	9.661	1/15/44	17,801,700
10,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) ROLs[3]	10.598	1/15/46	12,661,600
6,670,000	NYC GO DRIVERS	15.376	11/15/31	9,981,855
2,750,000	NYC GO ROLs	18.192	3/1/26	4,304,850
3,750,000	NYC GO ROLs[3]	19.208	4/1/36	5,809,950
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	19.717	6/15/40	15,847,600
4,160,000	NYC Municipal Water Finance Authority ROLs[3]	21.622	6/15/37	6,277,981
10,000,000	NYC Transitional Finance Authority ROLs[3]	9.437	1/15/29	11,778,200
10,000,000	NYS DA (Personal Income Tax) DRIVERS	9.278	9/15/31	11,611,800
6,670,000	NYS DA (State Personal Income Tax Authority)	15.756	3/15/36	10,345,237
11,665,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	14.242	8/1/57	13,297,167
3,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.943	8/1/57	4,565,080
1,605,000	SONYMA ROLs	16.018	10/1/39	2,058,140

				$135,786,039

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $180,490,000 as of June 29, 2012.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$33,518,675

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$6,830,737
Market Value	$3,948,852
Market Value as a % of Net Assets	0.30%

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate

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STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

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Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$1,131,390,819	$22,500	$1,131,413,319
U.S. Possessions	—	360,309,055	—	360,309,055

Total Assets	$—	$1,491,699,874	$22,500	$1,491,722,374

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,326,986,079 [1]

Gross unrealized appreciation	$98,539,933
Gross unrealized depreciation	(116,774,232)

Net unrealized depreciation	$(18,234,299)

1.	The Federal tax cost of securities does not include cost of $182,970,594, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

22	Oppenheimer AMT-Free New York Municipals

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free New York Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2012